Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations
Schedule of cash flows from discontinued operations

The statement of cash flows includes the following amounts relating to discontinued operations:

	2018	2018
	£’000	£’000

Cash consideration received		9,350
Other consideration received		-
Total consideration received		9,350

Cash disposed of		(91)

Net cash inflow on disposal of discontinued operation		9,259

Net assets disposed (other than cash):
Property, plant and equipment	3
Intangibles	15,662
Trade and other receivables	948
Inventory	629
Trade and other payables	(2,734)
Total net assets disposed of (other than cash)		(14,508)
Loss on disposal of discontinued operation before and after tax		(5,249)
Foreign exchange gain realised on disposal		3,842
Loss on disposal		(1,407)

Schedule of post-tax loss on disposal of discontinued operations

The post-tax loss on disposal of discontinued operations was determined as follows:

Result of discontinued operations	2018	2017	2016
	£’000	£’000	£’000

Revenue	3,882	6,609	5,600
Expenses other than finance costs	(7,137)	(10,911)	(15,121)
Finance costs	-	(57)	-
Impairment	-	-	(11,413)
Loss from discontinued operations before tax	(3,255)	(4,359)	(20,934)

Taxation	-	-	6,933

Loss on disposal of discontinued operations	(1,407)	-	-
Loss for the year from discontinued operations after tax	(4,662)	(4,359)	(14,001)

Schedule of amounts related to discontinued operations
Statement of cash flows	2018	2017	2016
The statement of cash flows includes the following	£’000	£’000	£’000
amounts relating to discontinued operations:

Operating activities	(5,368)	(1,654)	1,251
Investing activities	-	-	(11)
Financing activities	(7)	(34)	(35)
Net cash flow from discontinued operations	(5,375)	(1,688)	1,205